Financial Information By Industry Segment And Geographic Area (Information By Geographic Area, Long-Lived Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Long-Lived Assets	[1]	$ 14,446	$ 12,346
Operating Segments [Member] | United States (e)
Segment Reporting Information [Line Items]
Long-Lived Assets	[1]	11,158	9,683
Operating Segments [Member] | EMEA
Segment Reporting Information [Line Items]
Long-Lived Assets	[1]	1,004	827
Operating Segments [Member] | Pacific Rim and Asia
Segment Reporting Information [Line Items]
Long-Lived Assets	[1]	246	353
Operating Segments [Member] | Americas, other than U.S.
Segment Reporting Information [Line Items]
Long-Lived Assets	[1]	1,663	1,085
Corporate and other (b)
Segment Reporting Information [Line Items]
Long-Lived Assets	[1]	$ 375	$ 398

[1]	Long-Lived Assets includes Forestlands and Plants, Properties and Equipment, net.